SCHEDULE OF COMMON STOCK (Details) (Parenthetical) - shares		6 Months Ended
	Jul. 13, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding		4,230,868	4,230,868	391,084,729
Conversion to common stock issued		600,000
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		243,100
Series B Convertible Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		7,500,000
Series B Convertible Preferred Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		150,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding		122,823,068
Conversion to common stock issued		191,844
Shares of common stock	118,592,200
Shares of common stock held		1,500,000
Common Stock [Member] | Alchemy Prime Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		1,800,000
Common stock, shares outstanding		90,000,000
Common Stock [Member] | Mr Platt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock		10,000
Common Stock [Member] | Mr Baumgart [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock		6,450
Common Stock [Member] | Mr Kundnani [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		9,592,200
Common Stock [Member] | Directors [Member] | Alchemy Prime Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		2,267,731
Common Stock [Member] | Executive [Member] | Alchemy Prime Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		114,592,200
Common Stock [Member] | Officers [Member] | Alchemy Prime Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		2,291,844
Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		208,181
Shares of common stock held		300,000
Common Stock One [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		7,500,000
Common Stock Two [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion to common stock issued		150,000